Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Shares
Schedule of issuances of convertible redeemable preferred shares

		Issuance price
		per share
Name	Issuance date	RMB	Number of shares
Series A‑1 preferred shares	November 2011	0.01	62,273,127
Series A‑2 preferred shares	June 2012	0.06	81,008,717
Series B‑1 preferred shares	September 2015	1.24	200,241,529
Series B‑2 preferred shares	May 2016	3.21	11,674,379
Series B‑3 preferred shares	September 2015	1.24	12,141,515
Series B‑3 preferred shares	November 2016	3.12	7,220,212
Series B‑4 preferred shares	March 2016	3.21	7,004,073
Series B‑4 preferred shares	December 2016	3.21	2,334,688
Series C‑1 preferred shares	October 2017 to January 2018	1.53	164,876,000

Schedule of preferred shares activities

			Accretions
			of Preferred
	Balance as of	Issuance of	Shares to	Balance as of
	January 1,	Preferred	redemption	December 31,
	2018	Shares	value	2018
Series A‑1 Preferred Shares
Number of shares	62,273,127	—	—	62,273,127
Amount (RMB’000)	681	—	—	681
Series A‑2 Preferred Shares
Number of shares	81,008,717	—	—	81,008,717
Amount (RMB’000)	12,169	—	1,331	13,500
Series B‑1 Preferred Shares
Number of shares	200,241,529	—	—	200,241,529
Amount (RMB’000)	296,857	—	91,288	388,145
Series B‑2 Preferred Shares
Number of shares	11,674,379	—	—	11,674,379
Amount (RMB’000)	45,000	—	—	45,000
Series B‑3 Preferred Shares
Number of shares	19,361,727	—	—	19,361,727
Amount (RMB’000)	45,000	—	3,016	48,016
Series B‑4 Preferred Shares
Number of shares	9,338,761	—	—	9,338,761
Amount (RMB’000)	36,000	—	—	36,000
Series C‑1 Preferred Shares
Number of shares	99,449,000	65,427,000	—	164,876,000
Amount (RMB’000)	152,834	100,000	24,425	277,259
Total number of Preferred Shares	483,347,240	65,427,000	—	548,774,240
Total amount of Preferred Shares (RMB’000)	588,541	100,000	120,060	808,601

				Re-	Re-		Re-designation of
				designation	designation		ordinary shares into
			Accretions	of Series A-1	of ordinary	Re-designation	Series A-1, A-2, B-1, B-2
			of Preferred	into Series	shares into	of ordinary	, B-3 preferred	Re-designation of	Conversion and	Balance as of
	Balance as	Issuance of	Shares to	B-3	Series B-3	shares into	shares, and issuance of	ordinary shares	re-designation	December 31,
	of January 1,	Preferred	redemption	preferred	preferred	Series B-4	Series A-1, A-2, B-1, B-	into Series C-2	of Preferred	2019 and
	2019	Shares	value	shares	shares	preferred shares	2, B-3 preferred shares	preferred shares	Shares	2020
Series A-1 Preferred Shares
Number of shares	62,273,127	—	—	(10,027,455)	—	—	13,061,328	—	(65,307,000)	—
Amount (RMB’000)	681	—	—	(110)	—	—	41,233	—	(41,804)	—
Series A-2 Preferred Shares
Number of shares	81,008,717	—	—	—	—	—	20,252,283	—	(101,261,000)	—
Amount (RMB’000)	13,500	—	—	—	—	—	63,994	—	(77,494)	—
Series B-1 Preferred Shares
Number of shares	200,241,529	—	—	—	—	—	50,060,471	—	(250,302,000)	—
Amount (RMB’000)	388,145	—	363,100	—	—	—	163,340	—	(914,585)	—
Series B-2 Preferred Shares
Number of shares	11,674,379	—	—	—	—	—	2,918,621	—	(14,593,000)	—
Amount (RMB’000)	45,000	—	(1,722)	—	—	—	10,044	—	(53,322)	—
Series B-3 Preferred Shares
Number of shares	19,361,727	—	—	10,027,455	17,215,818	—	9,500,000	—	(56,105,000)	—
Amount (RMB’000)	48,016	—	57,521	26,897	41,196	—	31,373	—	(205,003)	—
Series B-4 Preferred Shares
Number of shares	9,338,761	—	—	—	—	11,643,239	—	—	(20,982,000)	—
Amount (RMB’000)	36,000	—	4,845	—	—	35,822	—	—	(76,667)	—
Series C-1 Preferred Shares
Number of shares	164,876,000	—	—	—	—	—	—	—	(164,876,000)	—
Amount (RMB’000)	277,259	—	23,534	—	—	—	—	—	(300,793)	—
Series C-2 Preferred Shares
Number of shares	—	—	—	—	—	—	—	12,545,000	(12,545,000)	—
Amount (RMB’000)	—	—	—	—	—	—	—	36,977	(36,977)	—
Series D Preferred Shares
Number of shares	—	39,999,999	—	—	—	—	—	—	(39,999,999)	—
Amount (RMB’000)	—	169,750	1,852	—	—	—	—	—	(171,602)	—
Total number of Preferred Shares	548,774,240	39,999,999	—	—	17,215,818	11,643,239	95,792,703	12,545,000	(725,970,999)	—
Total amount of Preferred Shares (RMB’000)	808,601	169,750	449,130	26,787	41,196	35,822	309,984	36,977	(1,878,247)	—